FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on intangible assets	$ 3,505	$ 0	$ 1,720
Impairment loss on goodwill	19,156	4,559	8,454
Impairment loss for intangible assets	1,365	0	1,720
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	0	0	428
Impairment loss on long-term equity method investment	0	0	1,819
Impairment losses on its available-for-sale debt securities	0	0	613
Discontinued Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on intangible assets	0	0	0
Impairment loss on goodwill	0	4,559	0
Impairment loss for intangible assets	0	0	0
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	0	0	428
Impairment loss on long-term equity method investment	0	0	0
Impairment losses on its available-for-sale debt securities	$ 0	$ 0	$ 0